Average Annual Total Returns - American Century Capital Portfolios Prospectus			12 Months Ended	33 Months Ended	34 Months Ended	60 Months Ended	65 Months Ended	69 Months Ended	120 Months Ended
		Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	11.05%		13.86%			12.55%
Performance Inception Date		Apr. 05, 2022
Russell 3000 Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.98%			8.60%			8.40%
Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%			14.28%			12.87%
Russell 1000 Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%			8.68%			8.49%
Russell Midcap Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.07%			8.59%			8.10%
Russell 2000 Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%	3.61%		7.29%			7.14%
Performance Inception Date		Apr. 05, 2022
EQUITY INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			10.53%			5.60%			7.82%
Performance Inception Date		Aug. 01, 1994
EQUITY INCOME FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.74%			3.76%			5.68%
Performance Inception Date		Aug. 01, 1994
EQUITY INCOME FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.15%			4.16%			5.80%
Performance Inception Date		Aug. 01, 1994
EQUITY INCOME FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			10.61%			5.78%			8.04%
Performance Inception Date		Jul. 08, 1998
EQUITY INCOME FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[1]		10.76%			5.93%			8.18%
Performance Inception Date	[1]	Apr. 10, 2017
EQUITY INCOME FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			3.92%			4.09%			6.91%
Performance Inception Date		Mar. 07, 1997
EQUITY INCOME FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	C Class2 Return Before Taxes
Average Annual Return, Percent	[2]		9.43%			4.55%			6.91%
Performance Inception Date	[2]	Jul. 13, 2001
EQUITY INCOME FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			9.91%			5.05%			7.28%
Performance Inception Date		Aug. 29, 2003
EQUITY INCOME FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[3]		10.75%			5.79%			8.03%
Performance Inception Date	[3]	Apr. 10, 2017
EQUITY INCOME FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			10.89%			5.95%			8.19%
Performance Inception Date		Jul. 26, 2013
EQUITY INCOME FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			11.52%			6.54%	7.49%
Performance Inception Date		Aug. 01, 2019
FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			11.03%			7.69%			7.68%
Performance Inception Date		Jul. 30, 1999
FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.56%			5.14%			5.97%
Performance Inception Date		Jul. 30, 1999
FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.09%			5.51%			5.82%
Performance Inception Date		Jul. 30, 1999
FOCUSED LARGE CAP VALUE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			11.36%			7.92%			7.91%
Performance Inception Date		Aug. 10, 2001
FOCUSED LARGE CAP VALUE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			4.50%			6.18%			6.79%
Performance Inception Date		Oct. 26, 2000
FOCUSED LARGE CAP VALUE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	C Class1 Return Before Taxes
Average Annual Return, Percent	[4]		10.03%			6.65%			6.78%
Performance Inception Date	[4]	Nov. 07, 2001
FOCUSED LARGE CAP VALUE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			10.57%			7.16%			7.16%
Performance Inception Date		Aug. 29, 2003
FOCUSED LARGE CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[5]		11.35%			7.91%			7.91%
Performance Inception Date	[5]	Apr. 10, 2017
FOCUSED LARGE CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			11.53%			8.08%			8.07%
Performance Inception Date		Jul. 26, 2013
FOCUSED LARGE CAP VALUE FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			12.05%		8.14%
Performance Inception Date		Mar. 15, 2022
MID CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			8.55%			7.27%			7.95%
Performance Inception Date		Mar. 31, 2004
MID CAP VALUE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.29%			4.94%			5.82%
Performance Inception Date		Mar. 31, 2004
MID CAP VALUE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.39%			5.38%			5.94%
Performance Inception Date		Mar. 31, 2004
MID CAP VALUE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			8.76%			7.49%			8.16%
Performance Inception Date		Aug. 02, 2004
MID CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[6]		8.91%			7.65%			8.33%
Performance Inception Date	[6]	Apr. 10, 2017
MID CAP VALUE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			2.01%			5.75%			7.04%
Performance Inception Date		Jan. 13, 2005
MID CAP VALUE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	C Class2 Return Before Taxes
Average Annual Return, Percent	[7]		7.49%			6.22%			7.03%
Performance Inception Date	[7]	Mar. 01, 2010
MID CAP VALUE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			8.00%			6.74%			7.41%
Performance Inception Date		Jul. 29, 2005
MID CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[8]		8.75%			7.50%			8.17%
Performance Inception Date	[8]	Apr. 10, 2017
MID CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			8.92%			7.64%			8.32%
Performance Inception Date		Jul. 26, 2013
MID CAP VALUE FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			9.59%		6.07%
Performance Inception Date		Mar. 15, 2022
SMALL CAP DIVIDEND FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			11.05%	4.97%
Performance Inception Date		Apr. 05, 2022
SMALL CAP DIVIDEND FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.58%	4.36%
Performance Inception Date		Apr. 05, 2022
SMALL CAP DIVIDEND FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.69%	3.70%
Performance Inception Date		Apr. 05, 2022
SMALL CAP DIVIDEND FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			11.16%	5.18%
Performance Inception Date		Apr. 05, 2022
SMALL CAP DIVIDEND FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			4.25%	2.46%
Performance Inception Date		Apr. 05, 2022
SMALL CAP DIVIDEND FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			10.43%	4.46%
Performance Inception Date		Apr. 05, 2022
SMALL CAP DIVIDEND FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			11.33%	5.34%
Performance Inception Date		Apr. 05, 2022
SMALL CAP DIVIDEND FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			12.15%	6.11%
Performance Inception Date		Apr. 05, 2022
SMALL CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			7.20%			9.62%			9.01%
Performance Inception Date		Jul. 31, 1998
SMALL CAP VALUE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.47%			8.49%			6.96%
Performance Inception Date		Jul. 31, 1998
SMALL CAP VALUE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.38%			7.39%			6.54%
Performance Inception Date		Jul. 31, 1998
SMALL CAP VALUE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			7.42%			9.83%			9.22%
Performance Inception Date		Oct. 26, 1998
SMALL CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[9]		7.57%			10.00%			9.39%
Performance Inception Date	[9]	Apr. 10, 2017
SMALL CAP VALUE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			0.79%			8.07%			8.10%
Performance Inception Date		Dec. 31, 1999
SMALL CAP VALUE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	C Class2 Return Before Taxes
Average Annual Return, Percent	[10]		6.22%			8.55%			8.10%
Performance Inception Date	[10]	Mar. 01, 2010
SMALL CAP VALUE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			6.63%			9.08%			8.47%
Performance Inception Date		Mar. 01, 2010
SMALL CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[11]		7.41%			9.84%			9.22%
Performance Inception Date	[11]	Apr. 10, 2017
SMALL CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			7.58%			10.01%			9.39%
Performance Inception Date		Jul. 26, 2013
SMALL CAP VALUE FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			8.43%			10.85%		12.03%
Performance Inception Date		Apr. 01, 2019
VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			9.12%			8.24%			7.86%
Performance Inception Date		Sep. 01, 1993
VALUE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.49%			5.72%			5.66%
Performance Inception Date		Sep. 01, 1993
VALUE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.29%			6.13%			5.87%
Performance Inception Date		Sep. 01, 1993
VALUE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			9.30%			8.46%			8.08%
Performance Inception Date		Jul. 31, 1997
VALUE FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[12]		9.46%			8.62%			8.24%
Performance Inception Date	[12]	Apr. 10, 2017
VALUE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			2.60%			6.71%			6.96%
Performance Inception Date		Oct. 02, 1996
VALUE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	C Class2 Return Before Taxes
Average Annual Return, Percent	[13]		7.99%			7.16%			6.97%
Performance Inception Date	[13]	Jun. 04, 2001
VALUE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			8.58%			7.71%			7.33%
Performance Inception Date		Jul. 29, 2005
VALUE FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[14]		9.31%			8.44%			8.07%
Performance Inception Date	[14]	Apr. 10, 2017
VALUE FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			9.46%			8.62%			8.24%
Performance Inception Date		Jul. 26, 2013

[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[4]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[5]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[6]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[7]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[8]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares
[9]	Historical performance for the Y Class prior to its inception is based on the performance of the R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[10]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[11]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[12]	Historical performance for the Y Class prior to its inception is based on the performance of the R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[13]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[14]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.